Income Tax (Recovery) Expense (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Detailed Information About Components of Income Tax Expense Explanatory
The components of income tax (recovery) expense for the nine month period ended December 31, 2024 and the year ended March 31, 2024 are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Income tax (recovery) expense recognized in net (loss) income:

Current tax (recovery) expense	$(52.7)	$38.5
Deferred income tax expense	6.5	1.2

	$(46.2)	$39.7

Summary of Income taxes in the consolidated statements of net (loss) income
Income taxes in the consolidated statements of net (loss) income for the nine month period ended December 31, 2024 and the year ended March 31, 2024 vary from amounts that would be computed by applying statutory income tax rates for the following reason:

	Nine months ended December 31, 2024	Year ended March 31, 2024

(Loss) income before income taxes	$(213.2)	$144.9

Income tax (recovery) expense based on the applicable tax rate of 25%	$(53.3)	$36.2

Add / (deduct):

Non-deductible post-employment benefits payments	2.6	3.4

Non-deductible pension contributions	0.9	3.4

Non-deductible accretion of financial obligations	0.6	1.8

Adjustment in respect of prior years	0.8	(1.7)

Changes in fair value of warrant liability	1.0	(3.1)

Changes in fair value of earnout liability	0.6	-

Changes in fair value of share-based payment liability	1.3	0.3

Other	(0.7)	(0.6)

Income tax (recovery) expense	$(46.2)	$39.7

Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities)
The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the nine month period ended December 31, 2024 are as follows:

	Balance at March 31, 2024	Movements in:			Balance at December 31, 2024
		Net (Loss) Income	Foreign Exchange	Other Comprehensive Income

Accounting reserves	$1.3	$-	$(0.2)	$-	$1.1

Inventory reserve	(1.9)	0.6	0.2	-	(1.1)

Defined benefit pension - past service costs	12.6	-	0.8	-	13.4

Other post-employment benefits - past service costs	1.0	-	0.1	-	1.1

Capital tax loss carryforward	2.1	0.1	0.1	-	2.3

Property, plant and equipment and intangible assets	(140.5)	1.4	(8.6)	-	(147.7)

Unrealized exchange gain on US dollar debt	(0.1)	(1.2)	(0.1)	-	(1.4)

Governmental loans benefit	(28.9)	(4.9)	(2.1)	-	(35.9)

Financing expenses	0.9	0.1	-	-	1.0

Deferred revenue	50.3	(0.9)	3.1	-	52.5

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	2.6	(1.1)	0.1	-	1.6

Unrealized loss on cash flow hedges	1.5	(1.5)	-	-	-

Realized exchanged loss on governmental loans	0.4	(0.4)	-	-	-

Share-based payment compensation	1.8	1.3	0.2	-	3.3

Other	(1.0)	-	-	-	(1.0)

	$(98.0)	$(6.5)	$(6.4)	$-	$(110.9)

The
tax-effected
temporary differences which result in deferred income tax assets and (liabilities) and the amount of deferred income taxes recognized in the consolidated statements of comprehensive income for the year ended March 31, 2024 are as follows:

	Balance at March 31, 2023	Movements in:			Balance at March 31, 2024
		Net Income	Foreign Exchange	Other Comprehensive Income

Accounting reserves	$2.2	$(0.9)	$-	$-	$1.3

Inventory reserve	(0.1)	(1.8)	-	-	(1.9)

Defined benefit pension - past service costs	12.6	-	-	-	12.6

Other post-employment benefits - past service costs	1.0	-	-	-	1.0

Capital tax loss carryforward	2.1	-	-	-	2.1

Property, plant and equipment and intangible assets	(150.9)	10.7	(0.3)	-	(140.5)

Unrealized exchange loss (gain) on US dollar debt	(0.3)	0.2	-	-	(0.1)

Governmental loans benefit	(18.4)	(10.6)	0.1	-	(28.9)

Financing expenses	0.5	0.4	-	-	0.9

Deferred revenue	51.5	(1.3)	0.1	-	50.3

SRED expenditures	(0.1)	-	-	-	(0.1)

Transaction costs	3.9	(1.3)	-	-	2.6

Unrealized loss on cash flow hedges	-	1.5	-	-	1.5

Realized exchanged loss on governmental loans	-	0.4	-	-	0.4

Share-based payment compensation	-	1.8	-	-	1.8

Other	(0.7)	(0.3)	-	-	(1.0)

	$(96.7)	$(1.2)	$(0.1)	$-	$(98.0)